Debt (Senior Notes, Debt Issuance Costs and Loss on Modification and Extinguishment of Debt) - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	May 16, 2015	Jul. 01, 2016	Jun. 27, 2015	Jul. 01, 2016	Jun. 27, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May 13, 2015	May 07, 2015	Oct. 01, 2012	Mar. 20, 2012	Apr. 07, 2011	Oct. 18, 2010
Debt Instrument [Line Items]
Loss on extinguishment of debt			$ (67,967)		$ (67,967)	$ (68,473)	$ (938)	$ (1,059)
Premium related to debt redemption			47,800		47,800	47,800
Non-cash write off of unamortized debt issuance costs					11,900	11,900	600
Arrangement, amendment and other fees of debt					8,300	8,800	300
Unamortized debt issuance costs		$ 13,100		$ 13,100		14,500	28,600
Amortization of debt issuance costs		700	$ 1,200	1,400	$ 3,300	4,700	8,100	$ 7,300
Debt		2,403,014		2,403,014		2,355,112	2,242,284
Amended Senior Secured Credit Facility
Debt Instrument [Line Items]
Capitalized debt issuance costs						5,900	1,500
8.125% Second Lien Notes
Debt Instrument [Line Items]
Debt instrument, face amount		$ 1,015,000		$ 1,015,000		$ 1,015,000				$ 1,015,000
Debt instrument, stated percentage rate		8.125%		8.125%		8.125%				8.125%
Debt instrument maturity date				Jun. 15, 2021		Jun. 15, 2021
Repurchase price percentage				101.00%		101.00%
Debt		$ 999,367		$ 999,367		$ 998,137
8.125% Second Lien Notes | First Lien Credit Facilities
Debt Instrument [Line Items]
Debt instrument, stated percentage rate		8.125%		8.125%		8.125%
8.125% Second Lien Notes | Prior to June 15, 2018 - Option One
Debt Instrument [Line Items]
Redemption price				100.00%		100.00%
8.125% Second Lien Notes | prior to June 15, 2019
Debt Instrument [Line Items]
Redemption price				103.00%		103.00%
Percentage of debt redeemed				15.00%		15.00%
8.125% Second Lien Notes | Prior to June 15, 2018 - Option Two
Debt Instrument [Line Items]
Redemption price				108.125%		108.125%
Percentage of aggregate principal amount of notes to be outstanding				35.00%		35.00%
8.125% Second Lien Notes | Significant Other Observable Inputs (Level 2)
Debt Instrument [Line Items]
Debt instrument, stated percentage rate		8.125%		8.125%		8.125%
Debt instrument, market value		$ 872,900		$ 872,900		$ 903,400
10.75% Third Lien Notes
Debt Instrument [Line Items]
Debt instrument, face amount		$ 298,500		$ 298,500		$ 298,500				$ 298,500
Debt instrument, stated percentage rate		10.75%		10.75%		10.75%				10.75%
Debt instrument maturity date				Apr. 15, 2020		Apr. 15, 2020
Repurchase price percentage				101.00%		101.00%
Debt		$ 291,178		$ 291,178		$ 290,443
10.75% Third Lien Notes | Significant Other Observable Inputs (Level 2)
Debt Instrument [Line Items]
Debt instrument, stated percentage rate		10.75%		10.75%		10.75%
Debt instrument, market value		$ 241,800		$ 241,800		$ 265,600
9.75% Senior Subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount						$ 1,500	$ 300,000		$ 298,500					$ 300,000
Debt instrument, stated percentage rate		9.75%		9.75%		9.75%	9.75%
Debt instrument maturity date				Oct. 15, 2017		Oct. 15, 2017
Unamortized debt issuance costs							$ 3,300
Debt		$ 1,529		$ 1,529		$ 1,529	296,667
9.75% Senior Subordinated notes | Optional Redemption On October 15, 2015
Debt Instrument [Line Items]
Redemption price				102.438%		102.438%
9.75% Senior Subordinated notes | Optional Redemption On October 15, 2016
Debt Instrument [Line Items]
Redemption price				100.00%		100.00%
8.75% Second Priority Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, face amount							$ 330,000				$ 330,000	$ 330,000
Debt instrument, stated percentage rate			8.75%		8.75%	8.75%	8.75%				8.75%	8.75%
Debt instrument maturity date						Mar. 15, 2018
Redemption price	104.375%
Debt							$ 329,031
9.875% Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument, face amount							$ 440,000				$ 440,000
Debt instrument, stated percentage rate			9.875%		9.875%	9.875%	9.875%
Debt instrument maturity date						Apr. 15, 2018
Redemption price	104.938%
Unamortized debt issuance costs							$ 6,700
Debt							433,309
7.75% Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument, face amount							$ 300,000						$ 300,000
Debt instrument, stated percentage rate			7.75%		7.75%	7.75%	7.75%
Debt instrument maturity date						Apr. 15, 2018
Redemption price	103.875%
Unamortized debt issuance costs							$ 4,100
Debt							$ 295,810